                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement Dated January 24, 2002 to      On January 23, 2002, the Board of
Prospectus Dated May 1, 2001              Directors of Morgan Stanley
                                          Institutional Fund, Inc. (the
FIXED INCOME III PORTFOLIO                "Company"), on behalf of the Fixed
                                          Income III Portfolio (the "Portfolio"),
                                          approved an Agreement and Plan of
                                          Reorganization (the "Reorganization"),
                                          by and between the Company and Morgan
                                          Stanley Institutional Fund Trust (the
                                          "Trust"), pursuant to which
                                          substantially all of the assets of the
                                          Fixed Income III Portfolio would be
                                          combined with those of the Fixed Income
                                          II Portfolio (Investment Grade Fixed
                                          Income Portfolio effective as of January
                                          31, 2002), a portfolio of the Trust, and
                                          shareholders of the Fixed Income III
                                          Portfolio would become shareholders of
                                          the Fixed Income II Portfolio, receiving
                                          shares of the Fixed Income II Portfolio
                                          equal to the value of their holdings in
                                          the Fixed Income III Portfolio. Class A
                                          shareholders will receive Institutional
                                          Class shares, and Class B shareholders
                                          will receive Adviser Class shares,
                                          respectively, of the Fixed Income II
                                          Portfolio.

                                          The Reorganization is subject to the
                                          approval of the shareholders of the
                                          Portfolio, at a special meeting of
                                          shareholders scheduled to be held on or
                                          about May 15, 2002. A proxy statement
                                          formally detailing the proposal, the
                                          reasons for the Reorganization, and
                                          information concerning the Fixed Income
                                          II Portfolio will be distributed to
                                          shareholders of the Portfolio.

                                          Effective January 31, 2002, the Fixed
                                          Income II Portfolio will be renamed the
                                          Investment Grade Fixed Income Portfolio.

                                          Please retain this supplement for
                                          future reference.

                                                           PROSPECTUS SUPPLEMENT


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement Dated January 24, 2002 to          On January 23, 2002, the Board of
Prospectus Dated May 1, 2001                  Directors of Morgan Stanley
                                              Institutional Fund, Inc. (the
HIGH YIELD II PORTFOLIO                       "Company"), on behalf of the High Yield
                                              II Portfolio (the "Portfolio"), approved
                                              an Agreement and Plan of Reorganization
                                              (the "Reorganization"), by and between
                                              the Company and Morgan Stanley
                                              Institutional Fund Trust (the "Trust"),
                                              pursuant to which substantially all of
                                              the assets of the High Yield II
                                              Portfolio would be combined with those
                                              of the High Yield Portfolio, a portfolio
                                              of the Trust, and shareholders of the
                                              High Yield II Portfolio would become
                                              shareholders of the High Yield
                                              Portfolio, receiving shares of the High
                                              Yield Portfolio equal to the value of
                                              their holdings in the High Yield II
                                              Portfolio. Class A shareholders will
                                              receive Institutional Class shares, and
                                              Class B shareholders will receive
                                              Adviser Class shares, respectively, of
                                              the High Yield Portfolio.

                                              The Reorganization is subject to the
                                              approval of the shareholders of the
                                              Portfolio, at a special meeting of
                                              shareholders scheduled to be held on or
                                              about May 15, 2002. A proxy statement
                                              formally detailing the proposal, the
                                              reasons for the Reorganization, and
                                              information concerning the High Yield
                                              Portfolio will be distributed to
                                              shareholders of the Portfolio.

                                              Please retain this supplement for
                                              future reference.